Trade and other receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure of trade and other receivables [line items]
Total trade receivables	$ 19,851	$ 11,958
Research and development tax credits receivable	4,195	6,605
Sales tax receivable	6,323	2,827
Merchant cash advances	6,300	2,309
Acquisition-related receivables	9,097	1,072
Trade and other receivables	45,766	24,771
Gross carrying amount
Disclosure of trade and other receivables [line items]
Total trade receivables	22,894	15,477
Accumulated impairment
Disclosure of trade and other receivables [line items]
Total trade receivables	$ (3,043)	$ (3,519)